Earnings/Loss per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Numerator
Net income/(loss) attributable to Tsakos Energy Navigation Limited	$ 41,286	$ 199	$ 78,566	$ 14,766
Preferred share dividends Series B	(1,000)	(1,000)	(2,000)	(2,000)
Preferred share dividends Series C	(1,109)	(1,109)	(2,219)	(2,219)
Preferred share dividends Series D	(1,281)	0	(1,281)	0
Net income/(loss) attributable to common stockholders	$ 37,896	$ (1,910)	$ 73,066	$ 10,547
Denominator
Weighted average common shares outstanding	84,712,295	80,135,152	84,712,295	73,427,149
Basic and diluted income/(loss) per common share	$ 0.45	$ (0.02)	$ 0.86	$ 0.14